Equity Incentive Plans (Details) - Schedule of Stock Option Activity - Stock option activity [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance	5,905,684	5,754,052
Weighted-Average Exercise Price per Share, Outstanding, Beginning balance	$ 4.28	$ 4.16
Number of Options, Outstanding - Ending	5,408,901	5,905,684
Weighted-Average Exercise Price per Share, Outstanding - Ending	$ 4.14	$ 4.28
Weighted-Average Remaining Contractual Term (Years), Outstanding - Ending	7 years 4 months 24 days	7 years 6 months
Number of Options, Exercisable - Ending	4,055,326	4,226,353
Weighted-Average Exercise Price per Share, Exercisable - Ending	$ 3.29	$ 3.39
Weighted-Average Remaining Contractual Term (Years), Exercisable - Ending	7 years	7 years 1 month 6 days
Number of Options, Granted	32,200	780,506
Weighted-Average Exercise Price per Share, Granted	$ 6.84	$ 6.84
Number of Options, Exercised	(390,440)
Weighted-Average Exercise Price per Share, Exercised	$ 5.8
Number of Options, Expired	(138,543)
Weighted-Average Exercise Price per Share, Expired	$ 5.99